OTHER INCOME (EXPENSE), NET (Details) (CAD) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Fee related to bond exchange	0
Loss on derivative financial instruments	0
Foreign exchange gain (loss) on working capital balances	0.4
Gain (loss) on disposal of property, plant and equipment	(0.4)
Loss on fires	0
Other	0.2
Other expense, net	0.1
Predecessor [Member]
Fee related to bond exchange		0	0	(8.3)
Loss on derivative financial instruments		(1.2)	(3.4)	(3.6)
Foreign exchange gain (loss) on working capital balances		(7.9)	3.2	1.5
Gain (loss) on disposal of property, plant and equipment		6.7	0.1	7.2	3.9	(0.4)
Loss on fires		0	(2.4)	0
Other		(0.2)	0.4	0.6
Other expense, net		(2.6)	(2.1)	(2.6)	(28.6)	(15.7)